Lease (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
Components of lease expenses

The components of Lease expenses are as follows:

	Three Months Ended November 30, 2020
	2020 (a) 2019
Operating lease cost	$32,648	$6,666
Short-term lease costs	-	-
Total net lease costs	$32,648	$6,666

(a) Represents 3 months of rent expense at $2,222 per month, $26,400 lease termination fee and ($418) of unrecognized interest expense.

The components of Lease expenses are as follows:
	Year Ended August 31, 2020
	2020	2019
Operating lease cost	$26,664	$8,888
Short-term lease costs	-	-
Total net lease costs	$26,664	$8,888

Supplemental balance sheet information related to Lease

Supplemental balance sheet information related to the Lease is as follows:

	November 30,	August 31,
	2020	2020
Operating lease right-of-use asset	$-	$42,212

Current maturities of operating lease	$-	$24,828
Non-current operating lease	-	17,736
Total operating lease liabilities	$-	$42,564

Weighted Average remaining lease term (in years):	-	1.67
Discount rate:	-	5.85%

Supplemental balance sheet information related to the Lease is as follows:

	As of August 31,
	2020	2019
Operating lease right-of-use asset	$42,212	$65,646

Current maturities of operating lease	$24,828	$23,169
Non-current operating lease	17,736	42,564
Total operating lease liabilities	$42,564	$65,733

Weighted Average remaining lease term (in years):	1.67	2.9
Discount rate:

Schedule of future lease payments

The Company’s future lease payments, which are presented as current maturities of operating leases and non-current operating leases liabilities on the Company’s balance sheets as of August 31, 2020 are as follows:

Amount
2021	26,664
2022	18,128
Total lease payments	44,792
Less: Imputed interest	(2,228)
Total lease obligation	42,564
Less: current lease obligations	24,828
Long term lease obligations	$17,736